INCOME TAXES - Schedule Of Components Of Income Taxes In Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Revaluation of property, plant and equipment	$ 1,549	$ 1,214
Financial contracts and power sale agreements	89	(59)
Income tax relating to marketable securities measured at fair value through other comprehensive income	83	74
Foreign currency translation	(21)	37
Revaluation of pension obligation	71	(40)
Total deferred tax in other comprehensive income	$ 1,771	$ 1,226